Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases

6. LEASES

As of December 31, 2023, and 2022, the Company operated 14 and 8 leased aircraft, respectively, which are accounted for under operating lease agreements with ranging terms of 10 months to 10 years. Leases with an initial term of 12 months or less will be recognized in the Consolidated Statements of Operations on a straight-line basis over the lease term. These leases primarily relate to the Company’s lease agreements for the month-to-month agreement for office space and leases for office equipment.

For operating leases with terms greater than 12 months, including renewal options when appropriate, we record the related right-of-use asset and lease liability as the present value of fixed lease payments over the lease term.

In addition, the aircraft lease requires the Company to make maintenance reserve payments to cover the cost of major scheduled maintenance for the aircraft. These payments are generally variable as they are based on utilization of the aircraft, including the number of flight hours flown and/or flight departures, and are not included as minimal rental obligations.

On October 14, 2021, the Company signed a lease for one Airbus A321 converted freighter. The term of the lease is 10 years commenced upon aircraft delivery in January 2023 and runs through December 2032. In addition to basic rent due, the Company will pay the lessors supplemental rent for maintenance of the aircraft and equipment.

On June 21, 2022, the Company entered into a lease agreement for one A321F cargo aircraft. The eight-year lease term commenced on June 1, 2023. Under the agreement, the Company will pay the lessor a fixed monthly rent for 96 months, plus supplemental rent for maintenance of the aircraft.

On July 29, 2022, the Company signed a lease agreement for one A321F cargo aircraft and paid commitment fees to the lessor. The lease will commence upon aircraft delivery which is expected to be in 2024 and will run through 72 months from delivery date. In addition to basic rent due, the Company will pay the lessor supplemental rent for maintenance of the aircraft.

On December 14, 2022, the Company entered into a lease agreement for one A319 passenger aircraft. The two-year lease term commenced on August 18, 2023. Under the agreement, the Company will pay the lessor a fixed monthly rent for 24 months, plus supplemental rent for maintenance of the aircraft.

On January 27, 2023, the Company entered into a lease agreement for one A320 passenger aircraft. The six-year lease term commenced on April 21, 2023. Under the agreement, the Company will pay the lessor a fixed monthly rent for 72 months, plus supplemental rent for maintenance of the aircraft.

On May 22, 2023, the Company entered into a lease agreement for a commercial property warehouse. The five-year lease term commenced on June 1, 2023. Under the agreement, the Company will pay the lessor variable monthly rents increasing once every year for 62 months, plus estimated expenses for insurance, utilities, taxes, management fees and other operating expenses.

On June 16, 2023, the Company entered into a lease agreement for one A320 passenger aircraft. The four-year lease term commenced on November 13, 2023. Under the agreement, the Company will pay the lessor a fixed monthly rent for 48 months, plus supplemental rent for maintenance of the aircraft.

On September 8, 2023, the Company entered into a lease agreement for one A321F cargo aircraft. The eight-year lease term commenced on October 6, 2023. Under the agreement, the Company will pay the lessor a fixed monthly rent for 72 months, plus supplemental rent for maintenance of the aircraft.

On November 17, 2023, the Company signed a lease agreement for one A321 passenger aircraft and paid commitment fees to the lessor. The lease will commence upon aircraft delivery which is expected to be in 2025 and will run through 24 months from delivery date. In addition to basic rent due, the Company will pay the lessor supplemental rent for maintenance of the aircraft.

On November 20, 2023, the Company signed a lease agreement for one A320 passenger aircraft and paid commitment fees to the lessor. The lease will commence upon aircraft delivery which is expected to be in 2024 and will run through 88 months from delivery date. In addition to basic rent due, the Company will pay the lessor supplemental rent for maintenance of the aircraft.

On December 22, 2023, the Company signed a lease agreement for one A321F cargo aircraft and paid commitment fees to the lessor. The lease will commence upon aircraft delivery which is expected to be in 2024 and will run through 120 months from delivery date. In addition to basic rent due, the Company will pay the lessor supplemental rent for maintenance of the aircraft.

The Company reviewed the operating leases for extension options that may be reasonably certain to be exercised and then would become part of the right-of-use assets and lease liabilities. On December 21, 2022, and October 10, 2023, the Company signed extensions for two aircraft extending their lease terms for an additional 60 and 15 months from original ending date of June 1, 2023, and October 1, 2023, to May 31, 2028, and December 31, 2024, respectively. Terms of extensions were agreed solely to grant the Company the right to use the asset for the related additional time including no changes in payment rent. As such, extension was accounted as a modification of lease in accordance with ASC 842 rather than as a new contract and the Company remeasured at modification date the following: Right-of-use asset, lease liability, discount rate, lease term and classification. In addition, as of December 31, 2023, the Company signed a lease agreement to convert one of its lease passenger aircraft with lease term ending on November 1, 2024, into an Aircraft Freighter at lessor's expense. The new lease is contingent on a successful conversion from induction date of November 1, 2024, and can take up to a year. Among terms agreed includes commitment fees paid to lessor and also no basic and supplemental rent shall be payable while the Aircraft undergoes conversion during the period commencing on the conversion induction date and ending on the conversion redelivery date. The Company expects to record a new lease on the acceptance of redelivery date, which is the date the lessee will have access to the leased asset.

For the year ended December 31, 2023, we had 37 aircraft support equipment capitalized within our Consolidated Balance Sheet with useful lives between 5 and 30 years. All aircraft support equipment were financed through finance leases with terms between 5 and 7 years. Related right-of-use assets and lease liabilities are recorded at the present value of fixed lease payments over the lease term.

Amortization of the equipment under finance leases is on a straight-line basis over the lease term and is included in Depreciation and amortization in our Consolidated Statement of Operations. Residual values for equipment are estimated to be from 0% to 77%.

Some of our finance leases include optional renewal periods. Generally, we do not consider any additional renewal periods to be reasonably certain of being exercised, as the initial lease term of the related lease is for all or most of the useful life of the equipment and thus renewal periods are not included in the lease term, nor any related payments are reflected in the finance lease assets and finance lease liabilities.

The following table presents lease costs related to the Company’s finance and operating leases:

	For The Year Ended December 31,
	2023	2022
Finance lease cost
Amortization of leased assets	$529,533	$130,037
Interest of lease liabilities	435,266	102,561
Operating lease cost
Operating lease cost (1)	8,172,685	4,797,056
Total lease cost	$9,137,484	$5,029,654

(1) Expenses are classified within Aircraft Rent on the Company's consolidated statements of operations.

The Company uses the rate stated in the lease to discount lease payments to present value. In the event the leases do not provide a readily determinable implicit or stated rate, the Company estimates the incremental borrowing rate to discount lease payments based on information available initially at adoption and at lease commencement going forward, taking into consideration recent debt issuance as well as publicly available data for instruments with similar characteristics. The table below presents lease terms and discount rates related to the Company's finance and operating leases:

	December 31, 2023	December 31, 2022
Weighted-average remaining lease term
Operating leases	6.14 years	4.52 years
Finance leases	5.22 years	5.72 years
Weighted-average discount rate
Operating leases	13.03%	10.53%
Finance leases	12.53%	11.65%

The table below presents cash and non-cash activities associated with our leases:

	For The Year Ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$7,927,758	$3,482,839
Financing cash flows from finance leases	479,923	501,169

Future minimum lease payments under finance and operating lease liabilities with initial terms in excess of one year are as follows:

	Finance Leases	Operating Leases
2024	$1,042,413	$22,836,536
2025	1,042,413	19,644,557
2026	1,042,413	17,933,734
2027	932,797	16,016,344
2028	663,872	11,312,134
2029 and thereafter	541,624	26,863,248
Total minimum lease payments	5,265,532	114,606,553
Less amount representing interest	1,373,298	35,797,981
Present value of minimum lease payments	3,892,234	78,808,572
Less current portion	599,228	13,650,119
Long-term portion	$3,293,006	$65,158,453

We also lease office space and office equipment for our headquarters, airport facilities, and certain airport gate facilities and maintenance facilities on a month-to-month basis. Amounts for leases that are on a month-to-month basis are not included as an obligation in the table above.